May 1, 1997



U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

Re:  Northern Life Insurance Co.
     (Separate Account One)
     SEC File Nos. 33-90474 and 811-9002
     CIK No. 0000942323

Gentlemen:

In accordance with the provisions of Securities Act Rule 497(j) this letter serves to certify that the most recent amendment to the registration statement on Form N-4 for the above captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Amendment No. 3 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on April 28, 1997, and became effective on April 30, 1997.

The following mutual fund prospectuses are attached and will be delivered with the Prospectus for the Registrant and are incorporated herein by reference:

FUND PROSPECTUS                  CIK                 ACCESSION NUMBER
Alger American Fund           0000832566           0000930413-97-000214
Fidelity VIP I                0000356494           0000356494-97-000012
Fidelity VIP II               0000831016           0000356494-97-000013
Northstar Variable Trust      0000916403           0000916641-97-000429


Sincerely,

NORTHERN LIFE INSURANCE CO.


By:/s/James E. Nelson
   ------------------
      James E. Nelson
         Counsel